Concentration of Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentration of Risk [Abstract]
Concentration of risk

Note 14 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

As of June 30, 2024 and December 31, 2023, $28,725 and $219,553, respectively, were deposited with various major financial institutions in the United States.

Accounts receivable is typically unsecured and derived from revenue earned from customers, thereby exposing the Company to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses, and such losses have generally been within expectations.

Customer and vendor concentration risk

During the three and six months ended June 30, 2024 and during the three and six months ended June 30, 2023, the major customers of the Company are as below. Iluminar is a related party of the Company since April 11, 2023, as disclosed in Note 11— Related party transactions.

	For the three months ended June 30, 2024	For the six months ended June 30, 2024	As of June 30, 2024
	Percentage of Revenue	Percentage of Revenue	Percentage of Account Receivable
Customer A	39%	24%	49%
Customer C	15%	11%	15%
Iluminar	17%	18%	26%

	For the three months ended June, 2023	For the six months ended June, 2023	As of December 31, 2023
	Percentage of Revenue	Percentage of Revenue	Percentage of Account Receivable
Customer C	<10%	15%	13%
Customer G	<10%	<10%	31%
Customer H	<10%	<10%	12%
Customer I	<10%	<10%	10%
Iluminar	<10%	<10%	18%
Customer E	<10%	16%	<10%
Customer F	20%	<10%	<10%

During the three and six months ended June 30, 2024 and during the three and six months ended June 30, 2023, the major vendors of the Company are as below. Both Megaphoton and Uninet Global Inc. are related parties of the Company (Megaphoton is no longer a related party of the Company after April 2023), as disclosed in Note 11— Related party transactions, and all purchases from Uninet Global Inc. are products originally manufactured by Megaphoton Inc.

	For the three months ended June 30, 2024	For the six months ended June 30, 2024	As of June 30, 2024
	Percentage of Purchase	Percentage of Purchase	Percentage of Account Payable
Megaphoton Inc.	<10%	<10%	53%
Uninet Global Inc.	<10%	<10%	23%
Vendor A	29%	48%	<10%
Vendor E	57%	38%	11%

	For the six months ended June 30, 2023	For the six months ended June 30, 2023	As of December 31, 2023
	Percentage of Purchase	Percentage of Purchase	Percentage of Account Payable
Megaphoton	15%	14%	62%
Uninet Global Inc.	<10%	<10%	20%
Vendor A	68%	55%	<10%
Vendor D	<10%	14%	<10%

Note 15 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

As of December 31, 2023 and 2022, $219,553 and $629,355, respectively, were deposited with various major financial institutions in the United States.

Accounts receivable is typically unsecured and derived from revenue earned from customers, thereby exposing the Company to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses, and such losses have generally been within expectations.

Customer and vendor concentration risk

During the year ended December 31, 2023 and 2022, the major customers of the Company are as below. Iluminar is a related party of the Company since April 11, 2023, as disclosed in Note 12 — Related party transactions.

	For the year ended December 31, 2023	As of December 31, 2023
	Percentage of Revenue	Percentage of Account Receivable
Customer C	13%	13%
Customer G	<10%	31%
Customer H	<10%	12%
Customer I	<10%	10%
Iluminar	<10%	18%

	For the year ended December 31, 2022	As of December 31, 2022
	Percentage of Revenue	Percentage of Account Receivable
Iluminar	<10%	39%
Customer B	<10%	12%
Customer C	<10%	12%
Customer D	<10%	11%
Customer E	17%	<10%
Customer F	15%	<10%

During the year ended December 31, 2023 and 2022, the major vendors of the Company are as below. Both Megaphoton and Uninet Global Inc. are related parties of the Company (Megaphoton is no longer a related party of the Company after April 2023), as disclosed in Note 12 — Related party transactions, and all purchases from Uninet Global Inc. are products originally manufactured by Megaphoton Inc.

	For the year ended December 31, 2023	As of December 31, 2023
	Percentage of Purchase	Percentage of Account Payable
Vendor A	52%	<10%
Vendor B	25%	<10%
Megaphoton Inc.	<10%	62%
Uninet Global Inc.	<10%	20%

	For the year ended December 31, 2022	As of December 31, 2022
	Percentage of Purchase	Percentage of Account Payable
Megaphoton	49%	53%
Uninet Global Inc.	<10%	27%
Vendor A	20%	14%